Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
16. Goodwill and Other Intangible Assets
Changes in goodwill by reportable segmen
t
 for fiscal 2019, 2020 and 2021 are as follows:

	Millions of yen
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit
Balance at March 31, 2018
Goodwill	¥65,836	¥32,409	¥61,252	¥183	¥4,452	¥10,971
Accumulated impairment losses	(837)	(8,708)	0	(39)	0	0
	64,999	23,701	61,252	144	4,452	10,971
Acquired	0	0	27,569	0	0	0
Impairment	0	0	0	0	0	0
Other (net)*	(270)	(7,231)	34	0	0	0

Balance at March 31, 2019
Goodwill	65,566	16,470	88,855	183	4,452	10,971
Accumulated impairment losses	(837)	0	0	(39)	0	0
	64,729	16,470	88,855	144	4,452	10,971
Acquired	1,299	0	22,772	3,933	672	0
Impairment	0	0	0	0	0	0
Other (net)*	0	(111)	(22,172)	0	0	0

Balance at March 31, 2020
Goodwill	66,865	16,359	89,455	4,116	5,124	10,971
Accumulated impairment losses	(837)	0	0	(39)	0	0
	66,028	16,359	89,455	4,077	5,124	10,971
Acquired	478	0	47,011	0	0	0
Impairment	(12)	0	0	0	0	0
Other (net)*	7	0	(14,002)	(3,933)	(109)	0

Balance at March 31, 2021
Goodwill	67,350	16,359	122,464	183	5,015	10,971
Accumulated impairment losses	(849)	0	0	(39)	0	0

	¥66,501	¥16,359	¥122,464	¥144	¥5,015	¥10,971

	Millions of yen
	Aircraft and Ships	ORIX USA	ORIX Europe	Asia and Australia	Total
Balance at March 31, 2018
Goodwill	¥587	¥65,692	¥132,166	¥8,033	¥381,581
Accumulated impairment losses	(587)	0	0	(2,785)	(12,956)
	0	65,692	132,166	5,248	368,625
Acquired	0	44,897	0	0	72,466
Impairment	0	0	0	0	0
Other (net)*	0	3,212	(6,035)	(122)	(10,412)

Balance at March 31, 2019
Goodwill	587	113,801	126,131	7,911	434,927
Accumulated impairment losses	(587)	0	0	(2,785)	(4,248)
	0	113,801	126,131	5,126	430,679
Acquired	0	17,846	0	0	46,522
Impairment	0	0	0	0	0
Other (net)*	0	(2,401)	(8,178)	(521)	(33,383)

Balance at March 31, 2020
Goodwill	587	129,246	117,953	7,390	448,066
Accumulated impairment losses	(587)	0	0	(2,785)	(4,248)
	0	129,246	117,953	4,605	443,818
Acquired	0	0	11,697	0	59,186
Impairment	0	(1,494)	0	0	(1,506)
Other (net)*	0	566	10,847	402	(6,222)

Balance at March 31, 2021
Goodwill	587	129,812	140,497	7,792	501,030
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	(5,754)

	¥0	¥128,318	¥140,497	¥5,007	¥495,276

Note:
Since April 1, 2020, our reportable segments have been reorganized and the amounts for the previous fiscal years have been retrospectively reclassified. For further information about the reorganization, see Note 34 “Segment Information.”

*	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications.
As a result of the impairment test, the Company and its subsidiaries recognized no impairment losses on goodwill during fiscal 2019 and 2020. The Company and its subsidiaries recognized impairment losses on goodwill of ¥12 million in Corporate Financial Services and Maintenance Leasing segment, and ¥1,494 million in ORIX USA segment during fiscal 2021. These impairment losses are accounted in other (income) and expense. The fair values of these reporting units were measured using mainly discounted cash flow methodologies and business enterprise value multiples methodologies.
Other intangible assets at March 31, 2020 and 2021 consist of the following:

	Millions of yen
	2020	2021
Indefinite-lived intangible assets:
Trade names	¥69,321	¥67,888
Asset management contracts	141,069	161,081
Others	4,192	5,312

	214,582	234,281

Intangible assets subject to amortization:
Software	119,666	129,695
Customer relationships	137,923	155,807
Others	88,189	90,354

	345,778	375,856
Accumulated amortization	(155,868)	(184,589)

Net	189,910	191,267

	¥404,492	¥425,548

The aggregate amortization expenses for intangible assets are ¥31,752 million, ¥32,189 million and ¥28,748 million in fiscal 2019, 2020 and 2021, respectively.
The estimated amortization expenses for each of five succeeding fiscal years are ¥30,129 million in fiscal 2022, ¥25,434 million in fiscal 2023, ¥21,525 million in fiscal 2024, ¥17,983 million in fiscal 2025 and ¥14,747 million in fiscal 2026, respectively.
Intangible assets subject to amortization increased during fiscal 2021 are ¥38,325 million. They mainly consist of ¥13,693 million of software and ¥19,304 million of customer relationships recognized in acquisitions. The weighted average amortization periods for the software and the customer relationships recognized in acquisitions are 5 years and 17 years, respectively.
As a result of the impairment test, the Company and its subsidiaries recognized impairment losses of ¥606 million on intangible assets included in Aircraft and Ships segment during fiscal 2019. The Company and its subsidiaries recognized impairment losses of ¥329 million on intangible assets included in Corporate Financial Services and Maintenance Leasing segment during fiscal 2020. The Company and its subsidiaries recognized impairment losses of ¥2 million on intangible assets included in Corporate Financial Services and Maintenance Leasing segment, ¥217 million on intangible assets included in Real Estate segment, ¥4 million on intangible assets included in PE Investment and Concession segment, ¥2 million on intangible assets included in Environment and Energy segment, ¥505 million on intangible assets included in Aircraft and Ships segment, and ¥414 million on intangible assets included in ORIX USA segment during fiscal 2021. The impairment losses for fiscal 2019 and 2021 are included in other (income) and expense in the consolidated statements of income, and the impairment losses for fiscal 2020 are included in selling, general and administrative expenses in the consolidated statements of income. These impairment losses are recognized due to the reduction in the estimated future cash flow, which brought the fair values of the intangible assets below its carrying amount. The fair values of these intangible assets were measured using mainly discounted cash flow methodologies.